SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO

Class	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Ticker Symbol(s)	SAUPX	SCUPX	PFIJX	PIFIX	PFIGX	PFIVX	PFIPX	PFILX	PFIFX
Principal Funds, Inc. Summary Prospectus March 1, 2018 as amended June 15, 2018 and September 17, 2018
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email to prospectus@principalfunds.com.
This Summary prospectus incorporates by reference the Statutory Prospectus dated March 1, 2018, as supplemented on March 7, 2018, March 19, 2018, June 15, 2018, June 20, 2018, July 13, 2018, August 20, 2018, and September 17, 2018, and the Statement of Additional Information dated March 1, 2018 as amended and restated September 11, 2018, and as supplemented on September 17, 2018 (which may be obtained in the same manner as the Prospectus).

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None

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Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.07%	0.09%	0.05%	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.15%	1.92%	1.03%	0.85%	1.72%	1.59%	1.41%	1.22%	1.10%
Expense Reimbursement (1)	(0.02)%	(0.04)%	(0.05)%	(0.02)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.13%	1.88%	0.98%	0.83%	1.68%	1.55%	1.37%	1.18%	1.06%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to reduce its management fees so that certain Fund's Total Operating Expenses (including acquired fund fees and expenses but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) do not exceed 1.13% for Class A, 1.88% for Class C, 0.98% for Class J, 0.83% for Institutional Class, 1.68% for Class R-1, 1.55% for Class R-2, 1.37% for Class R-3, 1.18% for Class R-4 and 1.06% for Class R-5 shares (expressed as a percent of average net assets on an annualized basis). It is expected that the expense limits will continue through the period ending February 28, 2019; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$486	$725	$982	$1,718
Class C	291	599	1,033	2,240
Class J	200	323	564	1,255
Institutional Class	85	269	469	1,047
Class R-1	171	538	930	2,027
Class R-2	158	498	862	1,886
Class R-3	139	442	767	1,687
Class R-4	120	383	666	1,474
Class R-5	108	346	602	1,337
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$191	$599	$1,033	$2,240
Class J	100	323	564	1,255

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Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.1% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). The SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:

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between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, securitized products, government and government-sponsored securities, and corporate bonds;

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between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including value stock; and

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less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.

The SAM Portfolio may temporarily exceed these percentage ranges for short periods and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Portfolio that are inherent in the fund of funds are:
Fund of Funds Risk. Portfolio shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Portfolio invests ("underlying funds"). The Portfolio's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Portfolio's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Portfolio entails potential conflicts of interest: the Portfolio invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Portfolio assets to underlying funds from which they receive higher fees.

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Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

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Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs, result in changes to expense ratios and increased expenses, and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

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U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(7.04)%

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Average Annual Total Returns
For the periods ended December 31, 2017	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.73%	4.18%	4.74%
Class A Return After Taxes on Distributions	2.56%	2.81%	3.39%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.34%	2.74%	3.24%
Class C Return Before Taxes	6.06%	4.17%	4.35%
Class J Return Before Taxes	7.04%	5.06%	5.09%
Institutional Class Return Before Taxes	8.15%	5.29%	5.47%
Class R-1 Return Before Taxes	7.26%	4.39%	4.57%
Class R-2 Return Before Taxes	7.37%	4.53%	4.70%
Class R-3 Return Before Taxes	7.56%	4.72%	4.89%
Class R-4 Return Before Taxes	7.77%	4.91%	5.10%
Class R-5 Return Before Taxes	7.90%	5.05%	5.22%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	21.13%	15.58%	8.60%
MSCI EAFE Index NR (reflects no deduction for fees, expenses, or taxes)	25.03%	7.90%	1.94%
SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)	7.90%	5.08%	5.08%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE Index NR. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Charles D. Averill (since 2010), Portfolio Manager

•	Todd A. Jablonski (since 2010), Chief Investment Officer and Portfolio Manager

•	Gregory L. Tornga (since 2017), Managing Director and Portfolio Manager

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Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund. See “Purchase of Fund Shares” in the Prospectus for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

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